FAIR VALUE MEASUREMENTS (Significant Unobservable Inputs) (Details) - Level 3	Dec. 31, 2020 ¥ / shares
Risk free interest rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	0.09
Convertible Senior Notes [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	75.16
Convertible Senior Notes [Member] | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	0.23
Convertible Senior Notes [Member] | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	26.55
Call Option [Member] | Spot price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	61.87
Foreign exchange option | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	7.14
Foreign exchange option | Risk free interest rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	2.45
Guarantee liabilities | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	5.39